Fair Value of Financial Assets and Liabilities - Schedule of Fair value of Liability Measured Using Level 3 Inputs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Beginning balance,Warrant Liabilities	$ 100	$ 513
Change in fair value of warrant liability	300	(413)	$ (35)
Reclassification of warrant liability	$ (400)
Ending balance,Warrant Liabilities		$ 100	$ 513